COMMITMENTS AND CONTINGENCIES (Detail Textuals 1) (Employment agreement, USD $) In Millions, unless otherwise specified	0 Months Ended
Jul. 11, 2011
James A. Hayward
Commitments and Contingencies [Line Items]
Options to purchase Shares under the 2005 Incentive Stock Plan	40
Percentage of option vested on the grant date	25.00%
Percentage of options vested on each next anniversary of grant date	37.50%
Increased amount of revenue	$ 1
Percentage of tranche accelerated	37.50%
Number of shares of common stock granted	15
Kurt H. Jensen
Commitments and Contingencies [Line Items]
Options to purchase Shares under the 2005 Incentive Stock Plan	10
Percentage of option vested on the grant date	25.00%
Percentage of options vested on each next anniversary of grant date	37.50%
Increased amount of revenue	$ 1
Percentage of tranche accelerated	37.50%